COMMISSIONS AND FEES	12 Months Ended
Dec. 31, 2019
COMMISSIONS AND FEES
COMMISSIONS AND FEES

23.   COMMISSIONS AND FEES

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Spread fees	274,630	—	—	—
Trading commissions, net	1,875,740	604,375	881,367	126,600
Overnight fees, net	27,501	—	—	—
Securities advisory fee	20,704	285,086	427,134	61,354
Securities brokerage fee	—	50,404	88,349	12,691
Asset management fee	—	2,003	2,725	391
Total	2,198,575	941,868	1,399,575	201,036

The Group earns trading commissions, spread fees and overnight fees from its operation on Tianjin and Guangdong Exchanges, which are settled on a daily basis. The Group earns trading commissions from its operation on Shanghai Gold Exchange and the Futures Commodity Exchange, which are settled on a monthly basis. The Group earns securities brokerage fee from its securities brokerage service, which are settled on a transactional basis. The Group earns securities advisory fee from its securities advisory service business, which are amortized over the prescribed contract period.

Spread fees are earned based on the quantity of the underlying commodities of the customer’s trades. The amount of the spread fees for each type of spot commodity contract is fixed and set by the Tianjin and Guangdong Exchanges and varies by commodity types. Trading commissions are generated based on the notional trading transaction value of the customers at the opening and closing of a position. Overnight fees are generated from customers who hold a long or short position overnight to the next trading day. The spread fees, standard trading commission rate and overnight fees for each commodity are determined by the Exchanges where such spot commodity contract is traded.

Cash rebates are offered to customers on the trading commission and overnight fees. The cash rebates are determined by the Group on an individual customer basis and paid monthly. The rebates are deducted from the gross trading commission or overnight fees. Total customer rebates recognized during the years ended December 31, 2017, 2018 and 2019 were RMB 108.83 million in 2017 and nil thereafter, respectively.

Starting from June 2017, no more trading commissions, spread fees and overnight fees were generated from the Group’s operation in Tianjin and Guangdong Exchanges, and cash rebates was suspended from October 2017.